Inventories Net (Detail) - USD ($) $ in Thousands	Sep. 30, 2015	Sep. 30, 2014
Inventory [Line Items]
Books and other goods	$ 1,373	$ 968
Paper and other raw materials	173	121
Less: inventory provisions for slow-moving and obsolescence	(675)	(640)
Inventories, net	$ 871	$ 449